CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Current portion other financial assets	$ 6,802	$ 6,963
Other non-current financial assets	16,300	9,583
Other financial assets	23,102	16,546
Current portion of accounts receivable and other	19,933	16,098
Non-current portion of accounts receivable and other	6,630	5,662
Accounts receivable and other	26,563	21,760
Current portion of inventory	9,253	8,557
Non-current portion of inventory	3,617	2,858
Inventory	12,870	11,415
Current portion of accounts payable and other	30,084	29,136
Non-current portion of accounts payable and other	21,050	23,410
Accounts payable and other	51,134	52,546
Current portion of corporate borrowings	1,315	912
Non-current portion of corporate borrowings	10,739	9,963
Corporate Borrowings	12,054	10,875
Current portion of non-recourse borrowings of managed entities	42,975	31,879
Non-current non-recourse borrowings of managed entities	144,610	133,178
Non-recourse borrowings of managed entities	$ 187,585	$ 165,057